UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED
SEPTEMBER 30, 2007

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                            PAGE

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments ..................................................     1

Statement of Assets and Liabilities ......................................     3

Statement of Operations ..................................................     4

Statements of Changes in Members' Capital ................................     5

Statement of Cash Flows ..................................................     6

Notes to the Financial Statements ........................................     7

Other Information ........................................................    16

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

           INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN
                                 PORTFOLIO FUNDS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 Long/Short Equity                     57.2%
                 Event Driven                          24.7%
                 Macro                                 18.1%

                                                                                            % OF
                                                                                          MEMBERS'
PORTFOLIO FUNDS                                              COST             VALUE        CAPITAL*    LIQUIDITY**
------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus Emerging Markets, Ltd.                          $    5,000,000   $    5,520,696       2.18%  Quarterly
Atticus European L.P.                                        8,750,000       15,329,710       6.05%  Annually
Delta Offshore, Ltd.                                         9,250,000       10,482,000       4.14%  Monthly
ECF Value Fund International, Ltd.                           3,528,622        4,927,080       1.94%  Quarterly
Front Street Energy and Power
   Performance Offshore Fund, Inc.                           2,316,855        3,430,304       1.35%  Monthly
Global Undervalued Securities Fund, Ltd.                     8,000,000       10,385,115       4.10%  Quarterly
Harbinger Capital Partners Offshore Fund I, Ltd             10,000,000       13,868,121       5.47%  Quarterly
Harbinger Capital Partners Special Situations
   Offshore Fund, LP                                         8,000,000       11,316,143       4.47%  Annually
Harbor International Fund                                    7,925,118       11,129,562       4.39%  Daily
North Run Offshore, LTD Series A                             9,000,000        8,247,103       3.26%  Semi-Annually
Prism Offshore Fund, Ltd.                                   10,000,000       11,942,325       4.71%  Monthly
Seminole Offshore Fund, Ltd.                                 6,166,469        8,518,125       3.36%  Quarterly
SR Global Fund L.P.                                          5,500,000        8,312,406       3.28%  Monthly
SR Phoenicia L.P.                                            5,500,000        9,188,643       3.63%  Quarterly
Third Avenue International Value Fund                          487,366          711,949       0.28%  Daily
Tontine Capital Overseas Fund, Ltd.                          9,000,000       11,211,147       4.43%  Annually
                                                        -------------------------------------------
   TOTAL LONG/SHORT EQUITY                                 108,424,430      144,520,429      57.04%
                                                        -------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            % OF
                                                                                          MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                                  COST             VALUE        CAPITAL*    LIQUIDITY**
------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN:
Bay Harbour Partners, Ltd.                              $    7,500,000   $    9,153,064       3.61%  Quarterly
Contrarian Fund I Offshore Limited                          11,000,000       14,884,496       5.88%  Annually
Spinnaker Global Emerging Markets Fund, Ltd.                 4,500,000        7,829,953       3.09%  Annually
Spinnaker Global Opportunity Fund, Ltd.                      6,000,000        9,966,922       3.94%  Quarterly
Spinnaker Global Strategic Fund, Ltd.                        2,000,000        2,401,800       0.95%  Quarterly
Stanfield Offshore Leverage Assets I, Class F                1,250,000        1,280,188       0.51%  Annually
Strategic Value Restructuring Fund, Ltd.                     8,500,000        9,056,163       3.57%  Annually
Wexford Offshore Distressed Debt and
   Special Opportunities Fund Limited                        6,000,000        7,766,194       3.07%  Quarterly
                                                        -------------------------------------------
   TOTAL EVENT DRIVEN                                       46,750,000       62,338,780      24.62%
                                                        -------------------------------------------
MACRO:
Blenheim Global Markets Fund, Ltd.                           6,839,714        8,588,234       3.39%  Monthly
Drawbridge Global Macro Fund L.P.                            5,000,000        5,619,556       2.22%  Quarterly
NWI Explorer Global Macro Fund, L.P.                         7,500,000        8,297,805       3.28%  Quarterly
Wexford Offshore Catalyst Fund, Ltd.                         9,200,000       15,485,088       6.11%  Quarterly
Wexford Offshore Spectrum Fund, Ltd.                         5,000,000        7,803,324       3.08%  Quarterly
                                                        -------------------------------------------
   TOTAL MACRO                                              33,539,714       45,794,007      18.08%
                                                        -------------------------------------------
   TOTAL PORTFOLIO FUNDS                                $  188,714,144   $  252,653,216      99.74%
                                                        ===========================================

* Percentages are based on Members' Capital as of September 30, 2007.

** Investments are generally issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The aggregate cost of investments in Portfolio Funds for federal income tax purposes was $188,714,144. Net unrealized appreciation on investments for tax purposes was $63,939,072 consisting of $64,691,969 of gross unrealized appreciation and $(752,897) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.74% of members' capital, have been valued in accordance with procedures established by the Board of Managers, as described in Note 2.B. to these financial statements.

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at value (Cost $188,714,144)                                        $  252,653,216
Cash                                                                                                     1,760,853
Portfolio Fund investments made in advance                                                              10,000,000
Receivable for Portfolio Funds sold                                                                        989,693
Other assets                                                                                                29,981
                                                                                                    ---------------
   TOTAL ASSETS                                                                                        265,433,743
                                                                                                    ---------------
LIABILITIES
Loan payable                                                                                             9,400,000
Incentive fee payable                                                                                    1,768,227
Investment management fee payable                                                                          780,556
Administration fees payable                                                                                 70,224
Board of Managers' fees payable                                                                              8,000
Accrued expenses                                                                                            58,461
                                                                                                    ---------------
   TOTAL LIABILITIES                                                                                    12,085,468
                                                                                                    ---------------

   NET ASSETS                                                                                       $  253,348,275
                                                                                                    ===============
MEMBERS' CAPITAL
Represented by:
Capital contributions, net of repurchases                                                           $  165,602,833
Accumulated net investment loss                                                                        (12,392,522)
Accumulated net realized gain on Portfolio Funds                                                        36,198,892
Accumulated net unrealized appreciation on investments in Portfolio Funds                               63,939,072
                                                                                                    ---------------
   MEMBERS' CAPITAL                                                                                 $  253,348,275
                                                                                                    ===============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                                         $       64,729
                                                                                                    ---------------
      TOTAL INVESTMENT INCOME                                                                               64,729
                                                                                                    ---------------

EXPENSES:
   Incentive fee                                                                                         1,768,227
   Investment Management fee                                                                               928,773
   Administration fees                                                                                     152,048
   Professional fees                                                                                        97,000
   Interest expense and loan origination fees                                                               94,471
   Board of Managers' fees                                                                                  48,000
   Insurance fees                                                                                           15,000
   Custodian fees                                                                                           12,385
   Other expenses                                                                                           14,100
                                                                                                    ---------------
      TOTAL EXPENSES                                                                                     3,130,004
                                                                                                    ---------------

NET INVESTMENT LOSS                                                                                     (3,065,275)
                                                                                                    ---------------
REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS:
   Net realized gain on Portfolio Funds                                                                  7,477,015
   Net change in unrealized appreciation on investments in Portfolio Funds                              17,398,986
                                                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                                     24,876,001
                                                                                                    ---------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                 $   21,810,726
                                                                                                    ===============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                                                              $   (3,065,275)
   Net realized gain on Portfolio Funds                                                                  7,477,015
   Net change in unrealized appreciation
      on investments in Portfolio Funds                                                                 17,398,986
                                                                                                    ---------------
         NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                                                  21,810,726
                                                                                                    ---------------

   MEMBERS' CAPITAL, MARCH 31, 2007                                                                    231,537,549
                                                                                                    ---------------
   MEMBERS' CAPITAL, SEPTEMBER 30, 2007                                                             $  253,348,275
                                                                                                    ===============
   ACCUMULATED NET INVESTMENT LOSS                                                                  $  (12,392,522)
                                                                                                    ===============

FOR THE YEAR ENDED MARCH 31, 2007

   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                                                              $   (1,916,361)
   Net realized gain on Portfolio Funds                                                                 13,526,677
   Net change in unrealized appreciation
      on investments in Portfolio Funds                                                                  8,598,514
                                                                                                    ---------------
         NET INCREASE IN IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                                                  20,208,830
                                                                                                    ---------------

   MEMBERS' CAPITAL, MARCH 31, 2006                                                                    211,328,719
                                                                                                    ---------------
   MEMBERS' CAPITAL, MARCH 31, 2007                                                                 $  231,537,549
                                                                                                    ===============
   ACCUMULATED NET INVESTMENT LOSS                                                                  $   (9,289,199)
                                                                                                    ===============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net Increase in Members' Capital Derived From Investment Activities                                 $   21,810,726
Adjustments to reconcile Net Increase in Members' Capital Derived from
   Investment Activities to net cash used in operating activities:
         Proceeds from Portfolio Funds sold                                         $  33,523,417
         Purchase of Portfolio Funds                                                  (32,269,008)
         Net change in unrealized appreciation on
            investments in Portfolio Funds                                            (17,398,986)
         Net realized gain on Portfolio Funds                                          (7,477,015)
      (Increase) Decrease in assets:
         Portfolio Fund investments made in advance                                    (5,000,000)
         Receivable for Portfolio Funds sold                                             (118,264)
         Other assets                                                                      20,137
      Increase (Decrease) in liabilities:
         Incentive fee payable                                                            627,451
         Administration fees payable                                                      (13,380)
         Investment management fees payable                                               405,894
         Board of Managers' fees payable                                                    5,500
         Accrued expenses                                                                 (85,839)
                                                                                    --------------
Total adjustments                                                                                      (27,780,093)
                                                                                                    ---------------
Net cash used in operating activities                                                                   (5,969,367)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Proceeds from bank loans                                                                3,200,000
Net cash provided by financing activities                                                                3,200,000
                                                                                                    ---------------

NET INCREASE IN CASH                                                                                    (2,769,367)
Cash at beginning of period                                                                              4,530,220
                                                                                                    ---------------
Cash at end of period                                                                               $    1,760,853
                                                                                                    ===============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
   Cash paid during period for interest                                                             $       94,471
                                                                                                    ===============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund privately offers and sells its interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests).

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Three quarters of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware on November 13, 1998, whose managing member is a member of the Board, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "1940 Act"), and serves as the investment manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement with the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    USE OF ESTIMATES

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      B.    VALUATION

            In determining its Members' capital, the Fund values its investments as of the last day of each month. The net asset value of the Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's interest on any date is equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

            Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      C.    INCOME RECOGNITION AND EXPENSES

            Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolio Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.    INCOME RECOGNITION AND EXPENSES (CONTINUED)

            Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

            Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

            The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting, audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund as may be approved by the Board.

            Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions and other fees and expenses incurred by the funds in which the Fund is invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

      D.    INCOME TAXES

            The Fund is treated as a partnership for federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

            In addition, the Fund or a Portfolio Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

      E.    CASH AND CASH EQUIVALENTS

            The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

3.    INVESTMENT IN PORTFOLIO FUNDS

            The Fund has the ability to make contributions or liquidate its investments in Portfolio Funds periodically, ranging from daily to annually, depending on the provisions of the respective Portfolio Fund's governing agreements. Investment advisers of the Portfolio
            Funds generally receive fees for their services, which include management fees based upon the net asset value of the Fund's investment, as well as incentive fees or allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's balance in the Portfolio Funds in accordance with each Portfolio Fund's governing agreement. During the six month period ended September 30, 2007, fees for these services ranged from 1.0% to 2.0% for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

      A.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Fund Investments is limited to the value of these investments reported by the Portfolio Fund.

      B.    CONCENTRATION OF RISK

            The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.

      C.    INDEMNIFICATIONS

            In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS

            A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

      A.    CONTRIBUTIONS

            Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B.    REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

            No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

      C.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

            At the end of each Fiscal Period of the Fund ("Fiscal Period"), any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all the Members of the Fund in accordance with their respective investment percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate capital account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The Investment percentage for each Member is determined by dividing the balance of such Member's capital account as of the beginning of the Fiscal Period by the total capital of the Fund. Net profit refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). Net loss refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS (CONTINUED)

      C.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT (CONTINUED)

            period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their investment percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the management fee applicable to such period.

      D.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

5.    INVESTMENT  MANAGEMENT FEE,  INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND
      OTHER

            The Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

            The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits ("Incentive Fee"), if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund.

            Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

            The Preferred Return for any Member for any incentive fee period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable
            Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury the preceding fiscal year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the weekly average 1-year Treasury constant maturity interest rate for January, February, and March of Reserve System.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

5. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

            SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

            PFPC, Inc. ("PFPC") acts as the Fund's regulatory administrator. For its services, the Fund pays PFPC a monthly fee computed at an annualized rate of 0.16% of the Fund's month-end net asset value, subject to a minimum annual fee of approximately $25,000 plus other fees for board meeting preparation and filing support.

6.    PORTFOLIO FUND INVESTMENT TRANSACTIONS

            For the six month period ended  September  30, 2007,  purchases  and
            sales  of  investments  (except  for  short-term   securities)  were
            $32,269,008 and $33,523,417 respectively.

7.    LOAN

            On September 27, 2007, the Fund obtained a loan of $9,400,000 from Harris Bank, which was repaid in October 2007. The loan bore interest at a variable rate equal to the daily Eurodollar rate plus
            1.50 percent (approximately 6.30% annualized). The loan was collateralized by redemption proceeds from two underlying portfolio funds.

8.    FINANCIAL HIGHLIGHTS

            The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that the Member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each Fiscal Period. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Members' Capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Portfolio Funds.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS (CONTINUED)

      The following represents ratios to average Members' capital and other supplemental information for Members.

                                                             For the                       For the              For the
                                                      Six Month Period Ended             Year Ended           Year Ended
                                                        September 30, 2007             March 31, 2007       March 31, 2006
                                                      ----------------------           --------------       --------------
TOTAL RETURN (1)
Total Return, before incentive fee                             10.18%(4)                     10.10%               14.88%

Total Return, after incentive fee                               9.42%(4)                      9.56%               13.70%

Net assets, end of period (000's)                           $253,348                      $231,538             $211,329

RATIO TO AVERAGE MEMBERS' CAPITAL: (1)

   Expenses (2)                                                 2.56%(3)                      1.64%                2.19%

   Net investment loss                                         (2.51)%(3)(5)                 (0.88)%(5)           (1.88)%(5)

Portfolio turnover rate                                        12.55%(4)                     33.53%               40.62%

                                                                               For the Period
                                                                              January 1, 2004
                                                          For the             (commencement of
                                                         Year Ended         operations) through
                                                       March 31, 2005         March 31, 2004
                                                       --------------       -------------------
TOTAL RETURN (1)

Total Return, before incentive fee                           8.95%                  2.80%(4)

Total Return, after incentive fee                            8.18%                  2.56%(4)

Net assets, end of period (000's)                        $187,260               $186,566

RATIO TO AVERAGE MEMBERS' CAPITAL: (1)

   Expenses (2)                                              1.81%                  1.18%(3)

   Net investment loss                                      (1.67)%(5)             (1.16)%(3)

Portfolio turnover rate                                     58.19%                  3.62%(4)

(1) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the Members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital and may vary from these ratios based on the timing of capital transactions.
(2)   Does not include expenses of Portfolio Funds.
(3)   Annualized.
(4)   Not annualized.
(5) The net investment loss ratio does not include the effects of the incentive fee.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

9.    NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

10.   SUBSEQUENT EVENT

      On November 14, 2007, the Board voted to allow the Fund to file a petition with the SEC to deregister as an Investment Company under the 1940 Act. On November 23, the Fund filed Form N-8F with the SEC seeking to effect deregistration as an Investment Company as of December 31, 2007. At such time as deregistration is approved by the SEC, the Fund intends to operate as a private investment fund and, accordingly, after that time the Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

MEZZACAPPA LONG/SHORT FUND, LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      PROXY VOTING

      The Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Investment Manager. The Investment Manager has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates. The Fund is registered with the Securities and Exchange Commission ("SEC").

      A  description  of the  Investment  Manager's  Policies in  available  (i)
      without   charge,   upon   request,   by  calling  the  Fund   collect  at
      1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      In addition, information regarding the Fund's proxy voting record will be available no later than August 31st of each year. The Fund's Form N-PX will be available no later than August 31st (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

      AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

MEZZACAPPA LONG/SHORT FUND, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

BOARD OF MANAGERS
David P. Feldman
3 Tall Oaks Drive
Warren, NJ 07059

Damon Mezzacappa
630 Fifth Avenue
Suite 2600
New York, NY 10111

Hans C. Mautner
33 St. James's Square
London SW1Y 4JS
United Kingdom

Jeremy Sillem
Spencer House Partners, LLP
15 St. James Place
London SW1A 1NP
United Kingdom

OFFICERS
Damon Mezzacappa, President
Christopher Nagle, Secretary and Treasurer

INVESTMENT MANAGER
Mezzacappa Investors, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Tannenbaum Helpern Syracuse & Hirschtritt LLP
900 Third Avenue
New York, New York 10022

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

While it is unlikely that the registrant will hold voting securities on a regular basis pursuant to its stated investment policies, the registrant may, from time to time, hold voting interests in an investment fund and may at some point vote a proxy. The Board of Managers of the registrant has adopted the proxy voting policies and procedures of the Adviser for use in connection with determining how to vote proxies related to portfolio securities, including the procedures that the registrant would use if a vote presents a conflict between the interests of the Members, on the one hand, and those of the Adviser, on the other. The Adviser has adopted as its proxy voting policies and procedures the Mezzacappa Investors, LLC Proxy Voting Policy and Procedures, which are attached as Exhibit B to this Form.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                    /s/ Damon Mezzacappa
                                             ------------------------------
                                             Damon Mezzacappa
                                             Chief Executive Officer
Date: December 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Damon Mezzacappa
                                             ------------------------------
                                             Damon Mezzacappa
                                             Chief Executive Officer
Date: December 5, 2007


By (Signature and Title)*                    /s/ Christopher S. Nagle
                                             ------------------------------
                                             Christopher S. Nagle
                                             Chief Financial Officer
Date: December 5, 2007


* Print the name and title of each signing officer under his or her signature.